UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

SEPTEMBER 30, 2006

Legg Mason Partners Intermediate-Term Municipals Fund

INVESTMENT PRODUCTS: NOT  FDIC  INSURED  •  NO  BANK  GUARANTEE  •  MAY  LOSE  VALUE

Legg Mason Partners

Intermediate-Term Municipals Fund

Semi-Annual Report  •  September 30, 2006

What’s

Inside

Fund Objective

The Fund seeks to pay its shareholders as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*	Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand, it weakened considerably as the reporting period progressed. After gross domestic product (“GDP”)i increased a modest 1.7% in the last three months of 2005, the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its highest reading since the third quarter of 2003. The economy then took a step backwards in the second quarter of 2006, as GDP growth was 2.6% according to the U.S. Commerce Department. The advanced estimate for third quarter GDP growth was 1.6%—the lowest growth rate since the first quarter of 2003.

After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its August, September and October meetings. In its statement accompanying the October meeting, the Fed stated, “Economic growth has slowed over the course of the year, partly reflecting a cooling of the housing market. Going forward, the economy seems likely to expand at a moderate pace. Readings on core inflation have been elevated, and the high level of resource utilization has the potential to sustain inflation pressures. However, inflation pressures seem likely to moderate over time, reflecting reduced impetus from energy prices, contained inflation expectations, and the cumulative effects of monetary policy actions and other factors restraining aggregate demand.” The Fed’s next meeting is on December 12th and we believe any further rate movements will likely be data dependent.

After a prolonged period of rising interest rates, both short- and long-term yields declined over the reporting period. After peaking in late June—when two- and 10-year Treasuries hit 5.29% and 5.25%, respectively—rates fell sharply as the Fed paused from its tightening cycle. In addition, inflationary pressures eased as oil prices, which rose to a record $78 a barrel in mid-July, fell 15% in the third quarter.iv Overall, during the six months ended September 30, 2006, two-year Treasury yields fell from

Legg Mason Partners Intermediate-Term Municipals Fund         I

4.82% to 4.71%. Over the same period, 10-year Treasury yields declined from 4.86% to 4.64%. Looking at the municipal market, it slightly lagged its taxable bond counterparts over the six months ended September 30, 2006. Over that period the Lehman Brothers Municipal Bond Indexv and the Lehman Brothers U.S. Aggregate Indexvi, returned 3.44% and 3.73%, respectively.

Performance Review

For the six months ended September 30, 2006, Class A shares of the Legg Mason Partners Intermediate-Term Municipals Fund, excluding sales charges, returned 2.91%. These shares outperformed the Lipper Intermediate Municipal Debt Funds Category Average1 which increased 2.87% over the same time frame. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, returned 3.44% for the same period.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2006 (excluding sales charges) (unaudited)

6 Months
Intermediate-Term Municipals Fund — Class A Shares	2.91%

Lehman Brothers Municipal Bond Index	3.44%

Lipper Intermediate Municipal Debt Funds Category Average	2.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class B shares returned 2.77%, Class C shares returned 2.60% and Class O shares returned 2.82% over the six months ended September 30, 2006. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.
[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 164 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Intermediate-Term Municipals Fund

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup Inc.’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, standardize share class pricing features, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remains the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

Certain changes regarding share class pricing and related matters were implemented on November 20, 2006. Please consult the Fund’s current prospectus for more information.

Prior to September 1, 2006, the Fund was known as Legg Mason Partners Limited Term Municipals Fund. There was no change in the Fund’s investment objective or investment policy as a result of the name change.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Legg Mason Partners Intermediate-Term Municipals Fund         III

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 27, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iv	Source: The Wall Street Journal, 9/29/06.
[v]	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
vi	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

IV         Legg Mason Partners Intermediate-Term Municipals Fund

Fund at a Glance (unaudited)

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2006 and held for the six months ended September 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	2.91%	$1,000.00	$1,029.10	0.69%	$3.51

Class B	2.77	1,000.00	1,027.70	1.26	6.40

Class C	2.60	1,000.00	1,026.00	1.29	6.55

Class O	2.82	1,000.00	1,028.20	0.87	4.42

(1)	For the six months ended September 30, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and O shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,021.61	0.69%	$3.50

Class B	5.00	1,000.00	1,018.75	1.26	6.38

Class C	5.00	1,000.00	1,018.60	1.29	6.53

Class O	5.00	1,000.00	1,020.71	0.87	4.41

(1)	For the six months ended September 30, 2006.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         3

Schedule of Investments (September 30, 2006) (unaudited)

LEGG MASON PARTNERS INTERMEDIATE—TERM MUNICIPALS FUND

Face Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 97.1%
Alabama — 2.0%
$3,040,000	AAA	Birmingham, AL, Airport Authority, Airport Revenue, MBIA-Insured, 5.500% due 7/1/16	$3,104,113
7,000,000	AAA	Jefferson County, AL, Sewer Revenue, Refunding, Series B 8, 5.250% due 2/1/16 (a)	7,347,340
1,000,000	A-	Marshall County, AL, Health Care Authority Revenue, Series A, 6.250% due 1/1/22	1,104,510
945,000	AAA	Mobile, AL, 10.875% due 11/1/07 (b)	985,418
1,000,000	AAA	Saraland, AL, GO, MBIA-Insured, 5.250% due 1/1/14	1,071,680

		Total Alabama	13,613,061

Alaska — 0.2%
1,000,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (c)	1,075,490

American Samoa — 0.2%
1,000,000	A	Territory of American Samoa, ACA-Insured, 6.000% due 9/1/08	1,032,450

Arizona — 0.7%
		Arizona State Health Facilities Authority:
340,000	A-	Catholic Healthcare West, Series A, Call 7/1/2006 @ 100, 6.125% due 7/1/09 (d)	346,406
765,000	A-	Unrefunded Balance, Catholic Healthcare West, Series A, 6.125% due 7/1/09	801,429
1,000,000	AAA	Arizona State University, Revenue Bonds, FGIC-Insured, Call 7/1/12 @ 100, 5.500% due 7/1/21 (d)	1,098,250
		Maricopa County, AZ, Hospital Revenue:
95,000	AAA	Intercommunity Healthcare, Sun City Project, 8.625% due 1/1/10 (b)	103,071
		St. Lukes Medical Center:
1,100,000	AAA	8.750% due 2/1/10 (b)	1,199,385
230,000	AAA	10.250% due 2/1/11 (b)	264,507
470,000	NR	Maricopa County, AZ, IDA, MFH Revenue, Stanford Court Apartments, Series B, 5.750% due 7/1/08 (e)	407,391
346,000	AAA	Pima County, AZ, Hospital Revenue, Tucson Medical Center, 10.375% due 4/1/07 (b)	357,373

		Total Arizona	4,577,812

Arkansas — 1.0%
410,000	AAA	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/VA-Insured, 8.375% due 7/1/10 (b)	448,421
		Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100:
1,500,000	BBB	7.000% due 2/1/15 (d)	1,656,390
2,500,000	BBB	7.250% due 2/1/20 (d)	2,780,050
475,000	AAA	Pulaski County, AR, Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10 (b)	523,726
1,000,000	BB	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (c)	1,087,510

		Total Arkansas	6,496,097

See Notes to Financial Statements.

4         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

California — 3.5%
$3,000,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 12/1/20	$3,123,270
		California State:
5,000,000	AAA	Department Water Resources Power Supply Revenue, Series A, Call 5/1/12 @ 101, 5.375% due 5/1/18 (d)	5,514,850
5,000,000	AA-	Economic Recovery, Series A, 5.000% due 7/1/16	5,291,200
4,245,000	A	Public Works Board Lease Revenue, Department of Corrections, Series A, 5.250% due 9/1/16	4,407,796
		Los Angeles, CA:
330,000	NR	COP, Hollywood Presbyterian Medical Center, INDLC-Insured, 9.625% due 7/1/13 (b)	399,293
3,730,000	AAA	USD, GO, Unrefuned Balance, Series A, MBIA-Insured, 5.375% due 7/1/17	4,108,894
125,000	Aaa(f)	Pleasant Valley Hospital Building Corp., Camarillo California Hospital Revenue, 9.700% due 12/15/07 (b)	130,170
190,000	AAA	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (b)	227,897
755,000	AAA	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (b)	874,743

		Total California	24,078,113

Colorado — 1.8%
1,025,000	Ba1(f)	Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.000% due 9/15/20 (d)	1,178,607
670,000	NR	Colorado Health Facilities Authority, Hospital Revenue, Weld County General Hospital Project, 9.375% due 7/1/09 (b)	733,101
245,000	AA	Colorado HFA, Single-Family Mortgage Program, Senior Bonds, Series D-2, 6.900% due 4/1/29 (c)	251,894
		Denver, CO, City & County:
3,000,000	AAA	Excise Tax Revenue, Refunding, Series A, FSA-Insured, 5.500% due 9/1/14	3,158,490
1,480,000	AAA	Wastewater Revenue, FGIC-Insured, 5.250% due 11/1/14	1,605,415
2,200,000	AAA	Longmont, CO, Sales & Use Tax Revenue, Call 11/15/10 @ 100, 5.750% due 11/15/19 (d)	2,384,514
2,500,000	AAA	Northwest Parkway Public Highway Authority, Series A, 5.500% due 6/15/16	2,735,475

		Total Colorado	12,047,496

Connecticut — 3.3%
5,000,000	AA	Connecticut State, Series D, Call 11/15/12 @ 100, 5.375% due 11/15/19 (d)	5,485,850
		Connecticut State GO:
2,500,000	AAA	AMBAC-Insured, Series B, 5.250% due 6/1/18	2,831,175
5,000,000	AA	Series C, 5.000% due 12/15/11	5,338,600
2,000,000	A	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, Series A, ACA-Insured, 6.375% due 7/1/12 (c)	2,180,640

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         5

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Connecticut — 3.3% (continued)
		Connecticut State Special Tax Obligation Revenue:
		RITES:
$2,000,000	AAA	Series A, FSA-Insured, 6.815% due 10/1/13 (g)	$2,319,840
2,000,000	AAA	Series B, FSA-Insured, 6.815% due 10/1/15 (g)	2,323,640
2,000,000	AAA	Transportation Infrastructure, Series A, FSA-Insured, Call 7/1/12 @ 100, 5.375% due 7/1/16 (d)	2,183,640

		Total Connecticut	22,663,385

Delaware — 0.3%
		Delaware State:
1,596,000	AAA	GO, Series A, 5.000% due 7/1/13	1,675,193
404,000	AAA	Series A, Call 7/1/10 @ 100, 5.000% due 7/1/13 (d)	424,479

		Total Delaware	2,099,672

Florida — 5.8%
445,000	NR	Bonita Springs, FL, Vasari Community Development District Revenue, Capital Improvement, Series B, 6.200% due 5/1/09	445,392
3,000,000	NR	Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp., Series A, Call 8/15/10 @ 103, 7.750% due 8/15/20 (d)	3,458,460
60,000	NR	Fishhawk Community Development District II Special Assessment Revenue, Series B, 5.000% due 11/1/07	60,139
		Florida Municipal Loan Council Revenue, Series A, MBIA-Insured:
1,790,000	AAA	5.250% due 11/1/13	1,936,440
3,175,000	AAA	5.250% due 11/1/16	3,428,619
1,500,000	AAA	Florida State Board of Education GO, Series A, Call 6/1/10 @ 101, 5.500% due 6/1/16 (d)	1,613,175
845,000	NR	Gateway Services Community Development District, Florida Special Assessment Revenue, Sun City Center, Fort Meyers Project, Series B, 5.500% due 5/1/10	855,360
630,000	NR	Greyhawk Landing Community Development District, Florida Special Assessment Revenue, Series B, 6.250% due 5/1/09	638,757
		Hillsborough County, FL:
2,065,000	AA	EFA Revenue, Refunding, University of Tampa Project, Radian-Insured, 5.750% due 4/1/18	2,162,509
3,500,000	AAA	School District Sales Tax Revenue, AMBAC-Insured, Call 10/1/11 @ 100, 5.375% due 10/1/15 (d)	3,788,155
		Jacksonville Beach, FL, Utility Revenue:
2,130,000	AAA	7.900% due 10/1/14 (b)	2,471,013
2,145,000	Aaa(f)	5.000% due 4/1/18	2,250,834
995,000	NR	Killarney Community Development District Special Assessment Revenue, Series B, 5.125% due 5/1/09	997,358
75,000	NR	Mediterra North Community Development District, Florida Capital Improvement Revenue, Series B, 6.000% due 5/1/08	75,427
6,855,000	AAA	Miami, FL, Homeland and Defense/Neighborhood GO, 5.250% due 1/1/18 (a)	7,393,940

See Notes to Financial Statements.

6         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Florida — 5.8% (continued)
$2,000,000	A+	Orange County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, 6.250% due 11/15/24	$2,232,640
1,470,000	AA	Orlando, FL, Utilities Commission Water & Electric Revenue, Series A, 5.250% due 10/1/13	1,569,534
285,000	NR	Port Saint Lucie, FL, Special Assessment Revenue, Series A, 6.375% due 9/1/11	295,086
320,000	NR	Renaissance Community Development District, Florida Capital Improvement Revenue, Series B, 6.250% due 5/1/08	322,502
575,000	NR	Reunion East Community Development District, Florida Special Assessment Revenue, Series B, 5.900% due 11/1/07	576,748
2,585,000	NR	Sterling Hill, FL, Community Development District, Series B, 5.500% due 11/1/10	2,619,174
140,000	AAA	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC-Insured, 9.250% due 10/1/10 (b)	155,232
135,000	NR	Waterlefe Community Development District, Florida Capital Improvement Revenue, Series B, 6.250% due 5/1/10	136,323

		Total Florida	39,482,817

Georgia — 0.7%
1,980,000	AAA	East Point, GA, Building Authority Revenue, FSA-Insured, zero coupon bond to yield 6.249% due 2/1/20	955,409
		Municipal Electronic Authority Revenue, Combustion Turbine Project, Series A:
2,415,000	AAA	MBIA-Insured, 5.250% due 11/1/19	2,457,335
85,000	AAA	Unrefunded Balance, MBIA-Insured, Call 11/1/07 @ 100, 5.250% due 11/1/19 (d)	86,581
1,320,000	NR	Savannah, GA, EDA, College of Art and Design Inc. Project, 6.200% due 10/1/09 (b)	1,362,544

		Total Georgia	4,861,869

Hawaii — 0.6%
		Hawaii State, Series CW, FGIC-Insured:
2,895,000	AAA	5.375% due 8/1/15	3,111,285
1,105,000	AAA	Call 8/1/11 @ 100, 5.375% due 8/1/15 (d)	1,193,135

		Total Hawaii	4,304,420

Idaho — 0.2%
1,500,000	BB	Nez Perce County, ID, PCR, Refunding, Potlatch Corp. Project, 6.125% due 12/1/07 (h)	1,525,920

Illinois — 6.0%
120,000	AA	Chicago Heights, IL, Single-Family Mortgage Revenue, 7.600% due 5/1/10 (b)	130,145
		Chicago, IL:
120,000	AAA	GO, 5.375% due 1/1/16	130,304
2,000,000	Aaa(f)	Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, Series A, Call 12/1/12 @ 101, 5.500% due 12/1/14 (d)	2,225,340

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         7

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 6.0% (continued)
$1,500,000	AAA	O’Hare International Airport, Second Lien Passenger Facility, Series B, AMBAC-Insured, 5.500% due 1/1/16	$1,620,300
3,880,000	AAA	Project and Refunding, Series A, AMBAC-Insured, Call 7/1/12 @ 100, 5.375% due 1/1/16 (d)	4,236,262
1,500,000	AAA	Series A, FGIC-Insured, Call 7/1/10 @ 101, 6.000% due 1/1/14 (d)	1,641,315
		Cicero, IL:
2,415,000	AAA	MBIA-Insured, 5.625% due 12/1/16	2,702,216
1,250,000	AAA	Tax Increment, Series A, XLCA-Insured, 5.250% due 1/1/20	1,355,962
3,000,000	Aaa(f)	Cook Kane Lake and Mc Henry Counties, IL, Community College, District North 512, William Rainey Harper College, Series A, Call 12/1/10 @ 100, 5.500% due 12/1/15 (d)	3,225,360
4,560,000	AAA	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, Series B, 7.100% due 12/1/15 (b)	5,264,566
2,000,000	Aaa(f)	Illinois DFA Revenue, Revolving Fund-Master Trust, 5.500% due 9/1/17	2,190,520
		Illinois Health Facilities Authority Revenue:
415,000	AAA	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (b)	455,014
5,000,000	A	Order of St. Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/19 (d)	5,428,450
1,140,000	A	Passavant Memorial Area Hospital, 6.250% due 10/1/17	1,240,856
20,000	A	Victory Memorial Hospital Area Hospital Association Project, 7.500% due 10/1/06 (b)	20,000
5,000,000	AAA	Illinois State, GO, First Series, 5.375% due 7/1/19	5,407,850
2,440,000	AAA	Kane County, IL, GO, FGIC-Insured, 5.500% due 1/1/15	2,645,692
930,000	AAA	Northern, IL, University Revenue, Call 10/1/09 @ 100, 10.400% due 4/1/13 (d)	1,056,703

		Total Illinois	40,976,855

Indiana — 3.0%
1,720,000	AAA	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage, MBIA-Insured, Call 1/15/12 @ 100, 5.750% due 7/15/18 (d)	1,897,160
2,500,000	AAA	Hamilton County, IN, County Optional Income Tax Revenue, FSA-Insured, Call 1/10/08 @ 101, 5.250% due 1/10/20 (d)	2,577,850
515,000	AAA	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (b)	563,400
3,920,000	AAA	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15 (b)	5,077,184
3,000,000	AAA	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series A, Call 7/1/12 @ 100, 5.500% due 7/1/19 (d)	3,294,750
1,000,000	AAA	Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC/MBIA-Insured, 6.750% due 7/5/13	1,157,780
		Madison County, IN, Hospital Authority Facilities Revenue:
565,000	AAA	Community Hospital of Anderson Project, 9.250% due 1/1/10 (b)	618,398
290,000	AAA	St. Johns Hickey Memorial Hospital Project, 9.000% due 12/1/09 (b)	314,867
1,075,000	AAA	Mishawaka, IN, School Building Corp., First Mortgage, AMBAC-Insured, Call 7/15/11 @ 100, 5.500% due 7/15/18 (d)	1,165,870

See Notes to Financial Statements.

8         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Indiana — 3.0% (continued)
$2,000,000	NR	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	$2,138,120
1,400,000	AAA	St. Joseph County, IN, Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10 (b)	1,563,982

		Total Indiana	20,369,361

Iowa — 1.3%
3,000,000	A1(f)	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	3,231,120
3,795,000	AAA	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (b)	4,503,413
1,085,000	AAA	University of Iowa Facilities Corp., Medical Education and Biomed Research Facilities Project, AMBAC-Insured, 5.375% due 6/1/18	1,139,391

		Total Iowa	8,873,924

Kansas — 0.6%
4,000,000	BBB	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light Project, Refunding, 4.750% due 9/1/15 (h)(i)	4,027,320

Kentucky — 0.8%
5,000,000	AAA	Kentucky Property & Buildings, Call 10/1/11 @ 100, 5.375% due 10/1/19 (d)	5,411,650

Louisiana — 0.4%
400,000	Aaa(f)	Jefferson Parish, LA, Home Mortgage Authority, Single-Family Mortgage Revenue, Series G, GNMA/FNMA-Collateralized, 6.300% due 6/1/32 (c)	413,584
515,000	NR	Lafayette, LA, Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA-Insured, 7.200% due 4/1/10 (b)	544,556
1,480,000	AAA	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue, Series A, AMBAC-Insured, Parking Facilities Corp. Garage Project, 5.625% due 10/1/17	1,614,399
340,000	AAA	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna-Insured, 8.000% due 5/15/12 (b)	382,619

		Total Louisiana	2,955,158

Maryland — 0.6%
3,000,000	AA+	Anne Arundel County, MD, GO, Call 3/1/12 @ 100, 5.375% due 3/1/14 (d)	3,265,620
1,000,000	A+	Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, 6.000% due 7/1/22	1,094,650

		Total Maryland	4,360,270

Massachusetts — 3.6%
1,340,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (b)(j)	1,457,933
1,140,000	Aaa(f)	Massachusetts Rail Connections Inc., Route 128, Parking Garage Revenue, Series A, Call 7/1/09 @ 102, 6.000% due 7/1/13 (d)	1,233,925

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         9

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Massachusetts — 3.6% (continued)
		Massachusetts State:
$1,500,000	AAA	GO, RITES, Series PA 993-R, MBIA-Insured, 7.045% due 11/1/15 (g)	$1,760,700
3,500,000	AAA	RITES, Series PA 964-R, MBIA-Insured, 7.065% due 11/1/15 (g)	4,108,300
585,000	BBB-	Massachusetts State DFA Revenue, First Mortgage, Edgecombe Project, Series A, 6.000% due 7/1/11	607,640
		Massachusetts State HEFA Revenue:
		Caritas Christi Obligation, Series B:
2,000,000	BBB	6.500% due 7/1/12	2,175,600
3,000,000	BBB	6.750% due 7/1/16	3,374,130
1,000,000	AAA	Harvard University, Series Z, 5.000% due 1/15/16	1,041,330
1,300,000	AAA	University of Massachusetts, Series C, 5.500% due 10/1/18	1,416,701
1,205,000	AAA	Massachusetts State IFA Revenue, University Commons Nursing, Series A, FHA-Insured, 6.550% due 8/1/18	1,297,074
1,395,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (b)	1,878,981
2,000,000	Aa3(f)	Massachusetts State, GAN, Series A, 5.750% due 6/15/15	2,161,140
2,000,000	AAA	Pittsfield, MA, GO, MBIA-Insured, 5.500% due 4/15/17	2,194,860

		Total Massachusetts	24,708,314

Michigan — 1.4%
1,165,000	NR	Allen Academy COP, 7.000% due 6/1/15	1,176,126
1,000,000	AAA	Carman-Ainsworth, MI, Community School District GO, FGIC-Insured, Call 5/1/12 @ 100, 5.500% due 5/1/19 (d)	1,095,700
1,775,000	AA	Chippewa Valley, MI, Schools Administration Building, Q-SBLF-Insured, Call 5/1/12 @ 100, 5.500% due 5/1/18 (d)	1,944,867
2,000,000	A-	Michigan State Strategic Fund Limited Obligation Revenue, Refunding, Dow Chemical Project, 4.600% due 6/1/14 (h)(i)	2,022,180
1,000,000	AA+	Mount Clemens, MI, Community School District, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.500% due 5/1/16 (d)	1,089,320
2,000,000	AAA	Southfield, MI, Library Building Authority GO, MBIA-Insured, Call 5/1/10 @ 100, 5.500% due 5/1/24 (d)	2,130,500

		Total Michigan	9,458,693

Minnesota — 0.3%
1,000,000	A-	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, Series A, 6.000% due 11/15/18	1,107,480
1,000,000	A	Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, Series B, ACA/CBI-Insured, 5.850% due 11/1/17	1,033,360

		Total Minnesota	2,140,840

Missouri — 2.2%
1,000,000	A-(k)	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11	1,053,550
1,500,000	Aaa(f)	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs, Series A, 5.250% due 1/1/16	1,579,995

See Notes to Financial Statements.

10         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Missouri — 2.2% (continued)
$910,000	BBB-	Missouri State Housing Development Community, MFH Revenue, Series I, 5.500% due 12/1/15	$959,131
10,000	NR	Nevada, MO, Waterworks Systems Revenue, 10.000% due 10/1/07 (b)	10,611
1,000,000	AAA	Saint Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured, Call 7/1/11 @ 100, 5.625% due 7/1/16 (d)	1,089,310
9,895,000	AAA	Springfield, MO, Public Utility Revenue, FGIC-Insured, 4.750% due 8/1/24 (a)	10,361,351

		Total Missouri	15,053,948

Montana — 0.0%
75,000	AAA	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (b)	80,479

Nebraska — 0.0%
10,000	NR	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (b)	11,215

Nevada — 0.6%
1,185,000	BBB	Carson City, NV, Hospital Revenue, Carson-Tahoe Hospital Project, 6.000% due 9/1/14	1,293,108
2,500,000	AAA	Las Vegas New Convention & Visitors Authority Revenue, AMBAC-Insured, Call 7/1/09 @ 101, 6.000% due 7/1/14 (a)(d)	2,683,250

		Total Nevada	3,976,358

New Hampshire — 0.8%
		New Hampshire HEFA:
3,270,000	A	Covenant Healthcare System, 6.500% due 7/1/17	3,666,259
		University Systems of New Hampshire, AMBAC-Insured:
305,000	AAA	5.375% due 7/1/16	328,473
595,000	AAA	Call 7/1/11 @ 101, 5.375% due 7/1/16 (d)	646,735
1,000,000	AA	New Hampshire State, GO, Capital Improvement, Series A, 5.125% due 10/1/17	1,040,330

		Total New Hampshire	5,681,797

New Jersey — 3.5%
		New Jersey Health Care Facilities Financing Authority Revenue:
240,000	AAA	Hackensack Hospital, 8.750% due 7/1/09 (b)	259,543
3,000,000	BBB-	Trinitas Hospital Obligation Group, 7.375% due 7/1/15	3,343,200
3,500,000	AAA	New Jersey State EDA Lease Revenue, Office Building Projects, Series A, 5.000% due 6/15/18	3,784,130
		New Jersey State Transportation Trust Fund Authority:
		RITES:
2,500,000	AAA	Series PA 958R, MBIA-Insured, 8.055% due 12/15/19 (g)	3,073,900
1,000,000	AAA	Series PA 958R-B, MBIA-Insured, 8.055% due 12/15/18 (g)	1,229,560
		Transportation Systems, Series B, MBIA-Insured:
5,350,000	AAA	5.250% due 12/15/14 (a)	5,899,606
1,890,000	AAA	Call 12/15/11 @ 100, 6.000% due 12/15/19 (d)	2,106,934

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         11

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

New Jersey — 3.5% (continued)
		New Jersey State Turnpike Authority Revenue:
$530,000	AAA	6.750% due 1/1/09 (b)	$533,742
265,000	AAA	6.000% due 1/1/14 (b)	281,144
3,095,000	Aaa(f)	Passaic Valley, NJ, Sewage Commissioners Sewer System, Series E, AMBAC-Insured, 5.625% due 12/1/17	3,310,907
180,000	AAA	Ringwood Boro, NJ, Sewage Authority, 9.875% due 1/1/14 (b)	216,752

		Total New Jersey	24,039,418

New Mexico — 0.5%
		Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC-Insured:
1,925,000	AAA	5.250% due 10/1/17	2,155,500
1,100,000	AAA	5.250% due 10/1/21	1,245,915
95,000	AAA	Farmington, NM, Utilities Systems Revenue, AMBAC-Insured, 9.875% due 1/1/08 (b)	98,324

		Total New Mexico	3,499,739

New York — 5.0%
1,000,000	Baa3(f)	Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project, Series A, 6.000% due 7/1/19	1,080,710
2,500,000	AA-	New York City, NY, GO, Series A, 6.250% due 8/1/08	2,541,925
1,000,000	AAA	New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, FSA-Insured, 5.500% due 2/15/19	1,087,810
730,000	NR	New York City, NY, IDA, Special Needs Facilities Pooled Program A-1, 6.100% due 7/1/12	750,878
		New York State Dormitory Authority Revenue:
1,000,000	AAA	Columbia University, Series B, Call 7/1/12 @ 100, 5.250% due 7/1/17 (d)	1,088,090
1,780,000	AA	Marymount Manhattan College, Radian-Insured, 6.375% due 7/1/14	1,924,856
5,000,000	AAA	Mental Health Services Facilities, 5.000% due 2/15/18	5,366,950
2,500,000	AAA	School Districts Financing Programs, Series D, MBIA-Insured, 5.500% due 10/1/17	2,749,700
		State University Educational Facilities:
1,715,000	AAA	MBIA-Insured, 6.000% due 5/15/15	1,869,522
2,000,000	AAA	Third Generation, Series A, FGIC-Insured, 5.500% due 5/15/17	2,288,960
2,000,000	AAA	New York State Thruway Authority, Highway & Bridge, Trust Fund Revenue, Series B, AMBAC-Insured, 5.000% due 4/1/21	2,149,800
		Tobacco Settlement Financing Corp., New York, Asset-Backed, Series C-1:
6,000,000	AA-	5.500% due 6/1/14 (a)	6,284,700
5,000,000	AA-	5.500% due 6/1/16	5,305,050

		Total New York	34,488,951

North Carolina — 3.4%
650,000	NR	Asheville, NC, HDC, First Lien Revenue, Asheville Gardens, HUD Section 8-Insured, Call 11/1/09 @ 100, 10.500% due 5/1/11 (d)	742,300
3,000,000	AAA	Guilford County, NC, GO, Public Improvement, Series B, Call 10/1/10 @ 102, 5.250% due 10/1/15 (d)	3,241,560

See Notes to Financial Statements.

12         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

North Carolina — 3.4% (continued)
$550,000	A	North Carolina Eastern Municipal Power Agency, Power Systems Revenue,, Series B, ACA/CBI-Insured, 5.650% due 1/1/16	$583,456
		North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue:
3,140,000	AAA	10.500% due 1/1/10 (b)(j)	3,508,793
		Series B:
3,000,000	A	ACA-CBI-Insured, 6.375% due 1/1/13	3,268,500
5,000,000	AAA	MBIA-Insured, 5.250% due 1/1/18	5,396,300
		North Carolina State:
3,000,000	AAA	Public Improvement, Series A, Call 9/1/10 @ 102, 5.100% due 9/1/16 (d)	3,221,640
3,000,000	AAA	Series A, Call 3/1/09 @ 102, 5.250% due 3/1/18 (d)	3,173,910

		Total North Carolina	23,136,459

Ohio — 6.0%
5,450,000	AAA	Butler County, OH, Transportation Improvement District, Series A, Call 4/1/08 @ 102, 5.125% due 4/1/17 (d)	5,681,952
1,750,000	AAA	Cleveland, OH, Public Power Systems Revenue, AMBAC-Insured, 5.500% due 11/15/15	1,898,015
1,880,000	BBB	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	1,957,061
2,075,000	NR	Franklin County, OH, Hospital Revenue, Children Hospital Project, 10.375% due 6/1/13 (b)	2,555,093
1,500,000	Aaa(f)	Hamilton County, OH, Sales Tax Revenue,, Series B, AMBAC-Insured, 5.250% due 12/1/18	1,589,955
1,240,000	AAA	Jackson, OH, Local School District, Stark & Summit Counties, FSA-Insured, 5.000% due 12/1/18	1,333,682
915,000	AAA	Lake County, OH, Hospital Improvement Revenue, Lake County Memorial Hospital Project, 8.625% due 11/1/09 (b)	985,144
95,000	AAA	Lima, OH, Hospital Revenue, St. Rita Hospital of Lima, 7.500% due 11/1/06 (b)	95,284
1,410,000	Aaa(f)	Logan Hocking, OH, Local School District, Construction & Improvement, MBIA-Insured, Call 12/1/11 @ 100, 5.500% due 12/1/16 (d)	1,537,802
2,775,000	AA	Montgomery County, OH, Revenue, Catholic Health Initiatives, 5.500% due 9/1/14	2,981,765
5,000,000	BBB-	Ohio State Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	5,179,150
		Ohio State Building Authority, Series A:
3,000,000	AAA	Call 10/1/09 @ 101, 5.375% due 10/1/14 (d)	3,183,720
3,600,000	AAA	State Facilities-Administration Building Fund, FSA-Insured, Call 10/1/11 @ 100, 5.500% due 10/1/14 (d)	3,916,800
		Ohio State Water Development Authority Revenue:
4,620,000	AAA	9.375% due 12/1/10 (b)	5,024,805
750,000	AAA	Safe Water, Series 3, 9.000% due 12/1/10 (b)	808,868
1,960,000	AAA	University of Akron, OH, General Receipts Bonds, AMBAC-Insured, Call 1/1/07 @ 102, 5.250% due 1/1/17 (d)	2,007,020

		Total Ohio	40,736,116

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         13

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Oklahoma — 0.7%
$2,750,000	AA	Oklahoma DFA Revenue, Refunding, St. John’s Health Systems, 5.750% due 2/15/18	$2,925,395
1,725,000	AAA	Tulsa, OK, Airport Improvement Trust General Revenue, Series A, 6.000% due 6/1/14 (c)	1,855,203

		Total Oklahoma	4,780,598

Oregon — 2.0%
1,000,000	AA-	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	1,085,620
		Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
940,000	BBB	Merle West Medical Center, Call 9/1/12 @ 101, 6.125% due 9/1/22 (d)	1,068,056
560,000	BBB	Unrefunded Balance, Merle West Medical Center, 6.125% due 9/1/22	609,818
3,320,000	Aa2(f)	Multnomah County, OR, Series A, Call 4/1/10 @ 100, 5.250% due 4/1/14 (d)	3,499,346
		Oregon State Department Administrative Services Lottery Revenue:
1,375,000	AAA	Series A, FSA-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/14 (d)	1,501,266
3,500,000	AAA	Series B, 5.250% due 4/1/15	3,668,455
2,065,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (c)	2,169,386

		Total Oregon	13,601,947

Pennsylvania — 8.9%
3,000,000	AAA	Allegheny County, PA, Port Authority Special Revenue, FGIC-Insured, 5.500% due 3/1/16	3,240,660
1,890,000	BBB-	Carbon County, PA, IDA, Panther Creek Partners Project, 6.650% due 5/1/10 (c)	1,977,091
2,500,000	Aaa(f)	Central Bucks, PA, School District, FGIC-Insured, 5.500% due 5/15/19	2,726,125
1,070,000	A	Chester County, PA, School Authority, School Lease Revenue, 5.375% due 6/1/17	1,160,201
1,320,000	NR	Dauphin County, PA, General Authority Revenue, Office and Packaging, 5.500% due 1/1/08	1,312,859
3,440,000	AAA	Delaware River Port Authority Pennsylvania and New Jersey, RITES, Series 964, FSA-Insured, 7.055% due 1/1/14 (g)	4,052,114
2,500,000	Aaa(f)	Easton, PA, Area School District, Series 2005, FSA-Insured, 7.500% due 4/1/21	3,210,550
1,750,000	AAA	Greater Johnstown, PA, GO, School District, Series B, MBIA-Insured, 5.375% due 8/1/14	1,894,795
2,000,000	AAA	Pennsylvania State Department of General Services, COP, FSA-Insured, 5.250% due 5/1/16	2,142,180
		Pennsylvania State Higher EFA, Health Services Revenue, Series A:
1,000,000	A+	Allegheny Delaware Valley Obligation Group, MBIA-Insured, 6.250% due 1/15/18	1,108,160
3,330,000	AAA	University of Pittsburgh Medical Center Health System, 5.600% due 11/15/09	3,463,600

See Notes to Financial Statements.

14         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pennsylvania — 8.9% (continued)
		Pennsylvania State, Second Series:
$5,000,000	AAA	Call 10/1/09 @ 101, 5.750% due 10/1/17 (d)	$5,359,000
4,000,000	AAA	Call 5/1/12 @ 100, 5.500% due 5/1/15 (d)	4,382,800
		Philadelphia, PA:
2,000,000	AAA	GO, FSA-Insured, 5.250% due 9/15/18	2,116,760
		School District:
		Series A, FSA-Insured, Call 2/1/12 @ 100:
2,000,000	AAA	5.500% due 2/1/20 (d)	2,183,560
1,865,000	AAA	5.500% due 2/1/21 (d)	2,036,170
2,000,000	AAA	Series B, Call 8/1/12 @ 100, 5.625% due 8/1/18 (d)	2,212,100
		Philadelphia, PA, Authority for Industrial Development:
1,000,000	AAA	Lease Revenue, Series B, FSA-Insured, 5.500% due 10/1/19	1,085,390
2,000,000	AAA	Series B, 5.500% due 10/1/15	2,174,600
		Philadelphia, PA, Gas Works Revenue, Third Series, Call 8/1/11 @ 100:
1,675,000	AAA	5.500% due 8/1/17 (d)	1,817,810
3,240,000	AAA	FSA-Insured, 5.500% due 8/1/19 (d)	3,516,242
		Philadelphia, PA, Parking Authority Revenue, Parking Revenue, FSA-Insured:
2,000,000	AAA	5.625% due 9/1/15	2,127,120
1,500,000	AAA	5.625% due 9/1/19	1,590,225
1,005,000	NR	Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital, 6.625% due 10/1/12 (b)	1,092,063
1,445,000	AA	Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian-Insured, 5.500% due 12/1/18	1,560,542
960,000	AAA	West View, PA, Municipal Authority, 9.500% due 11/15/14 (b)	1,199,021
385,000	AAA	Westmoreland County, PA, Municipal Authority, Special Obligation, 9.125% due 7/1/10 (b)	414,907

		Total Pennsylvania	61,156,645

Rhode Island — 0.6%
1,000,000	AAA	Cranston, RI, FGIC-Insured, Call 11/15/09 @ 101, 6.375% due 11/15/14 (d)	1,092,430
1,000,000	AAA	Providence, RI, Public Building Authority, General Revenue, Series A, MBIA-Insured, 5.375% due 12/15/21	1,077,010
2,000,000	Aaa(f)	Woonsocket, RI, GO, FGIC-Insured, 5.375% due 10/1/20	2,139,000

		Total Rhode Island	4,308,440

South Carolina — 1.5%
905,000	AAA	Charleston, SC, Waterworks & Sewer Revenue, 10.375% due 1/1/10 (b)	1,008,070
		Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101:
1,000,000	AA-	5.875% due 12/1/19 (d)	1,130,260
3,000,000	AA-	6.000% due 12/1/21 (d)	3,415,310
4,530,000	AAA	South Carolina Transportation Infrastructure Bank Revenue, Series A, Call 10/1/08 @ 101, 5.000% due 10/1/15 (d)	4,702,774

		Total South Carolina	10,256,414

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         15

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

South Dakota — 0.4%
$2,635,000	Aa2(f)	Minnehaha County, SD, Limited Tax Certificates, Call 12/1/10 @ 100, 5.625% due 12/1/19 (d)	$2,820,320

Tennessee — 1.6%
5,000,000	AAA	Elizabethton, TN, Health & Educational Facilities Board Revenue, Series B, 5.750% due 7/1/23	5,360,250
200,000	Aaa(f)	Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Southern Adventist Health System, 8.700% due 10/1/09 (b)	214,908
2,000,000	A	Memphis, TN, General Improvement, Call 4/1/08 @ 101, 5.250% due 4/1/16 (d)	2,068,240
		Memphis-Shelby County, TN:
1,000,000	AAA	Airport Authority, Airport Revenue, Series D, AMBAC-Insured, 6.250% due 3/1/14 (c)	1,082,380
2,000,000	AAA	Sports Authority Inc. Revenue, Memphis Arena Project, Series A, 5.500% due 11/1/18	2,185,100

		Total Tennessee	10,910,878

Texas — 15.3%
		Austin, TX:
1,000,000	BBB-	Convention Enterprises Inc., Convention Center, First Tier, Series A, 6.600% due 1/1/21	1,078,180
2,620,000	AA+	Public Improvement, Call 9/1/09 @ 100, 5.500% due 9/1/19 (d)	2,756,188
700,000	Aaa(f)	Bexar County, TX, Housing Finance Corp. MFH Revenue, Series A, The Waters at Northern Hill Apartments, MBIA-Insured, 5.800% due 8/1/21	715,659
40,000	AAA	Brownsville, TX, Utilities Systems Revenue, AMBAC-Insured, 9.400% due 1/1/13 (b)	47,109
3,000,000	CCC+	Dallas-Fort Worth, TX, International Airport Facility, Improvement Corp. Revenue, Refunding, American Airlines, Series C, 6.150% due 11/1/07 (c)(h)(i)	3,025,830
2,370,000	AAA	Duncanville, TX, Hospital Authority, Methodist Hospitals of Dallas Project, 9.000% due 1/1/10 (b)	2,582,589
		El Paso County, TX, Housing Finance Corp.:
415,000	A3(f)	La Plaza Apartments, 6.700% due 7/1/20	435,240
		MFH Revenue, Series A, American Village Communities:
1,250,000	A3(f)	6.250% due 12/1/20	1,324,875
1,000,000	A3(f)	6.250% due 12/1/24	1,059,130
		Fort Bend, TX, ISD, PSFG:
390,000	AAA	5.500% due 2/15/16	406,809
610,000	AAA	Call 2/15/09 @ 100, 5.500% due 2/15/16 (d)	636,712
2,000,000	AA	Fort Worth, TX, Water & Sewer Revenue, Call 2/15/12 @ 100, 5.625% due 2/15/18 (d)	2,188,720
5,000,000	BBB-	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (c)(h)(i)	5,637,300

See Notes to Financial Statements.

16         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 15.3% (continued)
		Harlandale, TX:
$10,000	AAA	GO, ISD, Refunding, PSFG-Insured, Unrefunded Balance, 6.000% due 8/15/16	$10,843
990,000	AAA	ISD, Refunding, PSFG-Insured, Call 8/15/10 @ 100, 6.000% due 8/15/16 (d)	1,076,061
		Harris County, TX, Houston Sports Authority Revenue, Series G:
1,125,000	AAA	5.250% due 11/15/16	1,202,816
3,000,000	AAA	MBIA-Insured, 5.750% due 11/15/19	3,267,990
2,870,000	AAA	Houston, TX, Airport Systems Revenue, 9.500% due 7/1/10 (b)	3,223,928
		Houston, TX, FSA-Insured:
910,000	AAA	Call 9/1/10 @ 100, 5.750% due 3/1/18 (d)	980,015
90,000	AAA	Unrefunded Balance, 5.750% due 3/1/18	96,721
4,000,000	AAA	Houston, TX, ISD, Refunding, Series A, Call 2/15/09 @ 100, 5.250% due 2/15/18 (d)	4,152,720
		Houston, TX, Water & Sewer Systems Revenue, Refunding, Jr. Lien:
1,000,000	AAA	Series A, FSA-Insured, 5.500% due 12/1/17	1,084,260
4,545,000	AAA	Series B, Call 12/1/10 @ 100, 5.750% due 12/1/16 (d)	4,915,372
10,000,000	AAA	Lovejoy, TX, Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/31 (a)	10,557,400
2,765,000	NR	Midlothian, TX, Development Authority Tax, Increment Contact Revenue, 7.875% due 11/15/21	3,066,247
		Midlothian, TX, ISD:
3,455,000	Aaa(f)	GO, Call 2/15/07 @ 54.303, PSF-GTD-Insured, zero coupon bond to yield 6.166% due 2/15/17 (d)	1,851,915
60,000	Aaa(f)	Unrefunded Balance, Refunding, PSF-GTD-Insured, zero coupon bond to yield 6.166% due 2/15/17	32,159
1,800,000	AAA	Montgomery, TX, GO, ISD, PSFG, Call 2/15/11 @ 100, 5.500% due 2/15/17 (d)	1,930,878
1,230,000	A	North Forest ISD, ACA-Insured, 6.500% due 8/15/17	1,442,950
755,000	Aaa(f)	Panhandle, TX, Regional Housing Finance, Series A, GNMA-Collateralized, 6.500% due 7/20/21	843,335
20,000,000	AA	San Antonio, TX, Electric & Gas Revenue, Systems, Series A, 5.000% due 2/1/23 (a)	21,334,200
525,000	AAA	Southeast Texas HFA, Memorial Hospital System Project, 8.500% due 12/1/08 (b)	554,977
		Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue:
4,000,000	AA-	Baylor Health Care Systems Project, 5.750% due 11/15/19	4,403,480
2,000,000	A+	Call 11/15/10 @ 101, 6.625% due 11/15/20 (d)	2,244,960
110,000	AAA	Tarrant County, TX, Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10 (b)	119,938
5,000,000	AA	Texas State, GO, Transportation Cummunication-Mobility Fund, 5.000% due 4/1/21	5,363,050
2,000,000	AAA	Texas Technical University Revenue Financing System, Seventh Series, MBIA-Insured, Call 2/15/12 @ 100, 5.500% due 8/15/18 (d)	2,181,720

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         17

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 15.3% (continued)
$3,500,000	AAA	Texas Water Development Board Revenue, Revolving Fund, Senior Lien, Series B, 5.250% due 7/15/17	$3,678,115
2,000,000	AAA	University of Texas Revenue Financing System, Series B, Call 8/15/11 @ 100, 5.375% due 8/15/18 (d)	2,153,320
1,000,000	AAA	Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC-Insured, 5.375% due 8/1/19	1,070,600

		Total Texas	104,734,311

Utah — 1.3%
		Intermountain Power Agency Utah:
830,000	AAA	Power Supply Revenue, Series B, Call 7/1/07 @ 102, MBIA-Insured, 5.750% due 7/1/19 (d)	859,872
1,670,000	AAA	Unrefunded, Series B, MBIA-Insured, 5.750% due 7/1/19	1,728,851
		Provo, UT, Electric Revenue:
895,000	AAA	10.125% due 4/1/15 (b)	1,139,407
970,000	AAA	MBIA-Insured, 10.125% due 4/1/15 (b)	1,234,887
10,000	AAA	Series A, AMBAC-Insured, 10.375% due 9/15/15 (b)	13,102
1,500,000	AAA	Salt Lake County, UT, Hospital Revenue, IHC Health Services, Inc., AMBAC-Insured, 5.500% due 5/15/13	1,618,875
		Spanish Fork City, UT, Water Revenue:
240,000	Aaa(f)	FSA-Insured, Call 6/1/12 @ 100, 5.500% due 6/1/17 (d)	263,273
760,000	Aaa(f)	Unrefunded Balance, FSA-Insured, 5.500% due 6/1/17	829,631
1,000,000	AAA	Utah State Board Regents, Utah State University Hospital, MBIA-Insured, Call 8/1/11 @ 100, 5.500% due 8/1/18 (d)	1,085,260

		Total Utah	8,773,158

Vermont — 0.2%
1,415,000	BBB	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, Series A, 5.500% due 6/15/12	1,448,889

Virginia — 2.2%
1,445,000	AA	Chesapeake, VA, GO, Public Improvement, 5.500% due 12/1/17	1,560,412
1,305,000	AA	Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian-Insured, 5.500% due 10/1/15	1,444,452
1,000,000	AAA	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, FSA-Insured, 6.000% due 4/1/12 (c)	1,028,600
750,000	A	Norton, VA, IDA Hospital Revenue, Norton Community Hospital, ACA-Insured, 6.000% due 12/1/22	802,898
1,750,000	AA+	Virginia State Public Building Authority, Public Facilities Revenue, Series A, Call 8/1/10 @ 100, 5.750% due 8/1/20 (d)	1,883,875
5,035,000	AAA	Virginia State Resources Authority, Clean Water Reserve, Revolving Fund, Call 10/1/10 @ 100, 5.400% due 10/1/18 (d)	5,380,753
3,000,000	BBB	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	3,035,520

		Total Virginia	15,136,510

See Notes to Financial Statements.

18         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Washington — 1.4%
$4,000,000	AAA	Energy Northwest Washington Electric Revenue, Refunding, Project No. 1, Series A, 5.500% due 7/1/14	$4,360,480
2,000,000	AAA	Pierce County, WA, School District North 10 Tacoma, FGIC-Insured, Call 12/1/11 @ 100, 5.375% due 12/1/14 (d)	2,169,580
		Radford Court Properties, WA, Student Housing Revenue, MBIA-Insured:
1,695,000	AAA	6.000% due 6/1/17	1,843,787
1,000,000	AAA	5.375% due 6/1/19	1,063,390

		Total Washington	9,437,237

Wisconsin — 0.7%
40,000	AAA	Oshkosh, WI, Hospital Facility Revenue, Mercy Medical Center, Call 7/1/07 @ 100, 7.375% due 7/1/09 (d)	41,131
		Wisconsin State HEFA Revenue:
1,000,000	A-	Agnesian Health Care, Inc., 6.000% due 7/1/17	1,069,050
1,500,000	A	Wheaton Franciscan Services, Inc., 6.000% due 8/15/15	1,659,405
2,000,000	AA-	Wisconsin State, Series B, Call 5/1/11 @ 100, 5.500% due 5/1/14 (d)	2,158,040

		Total Wisconsin	4,927,626

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $642,566,606)	664,138,440

SHORT-TERM INVESTMENTS (l) — 1.7%
Arizona — 0.0%
100,000	A-1+	Phoenix, AZ, IDA, Revenue, Valley of The Sun YMCA Project, LOC-Bank of America, 3.850%, 10/2/06	100,000

Colorado — 0.1%
765,000	VMIG1(f)	Colorado Educational & Cultural Facilities, National Jewish Federation Bond Program, Series A1, LOC-Bank of America, 3.890%, 10/2/06	765,000

Florida — 0.4%
1,500,000	VMIG1(f)	Brevard County, FL, Health Facilities Authority, Health Facilities Revenue, Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank, 3.840%, 10/2/06	1,500,000
1,200,000	VMIG1(f)	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 3.860%, 10/2/06	1,200,000

		Total Florida	2,700,000

Massachusetts — 0.0%
200,000	A-1+	Massachusetts State HEFA, Partners Healthcare Systems, Series D-6, 3.830%, 10/2/06	200,000

Pennsylvania — 0.0%
100,000	A-1+	Geisinger Authority Pennsylvania Health Systems, Geisinger Health System, SPA-Bank of America, 3.890%, 10/2/06	100,000

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         19

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 1.2%
		Harris County, TX, Health Facilities Development Corp. Revenue:
$3,200,000	A-1+	Refunding, Methodist Hospital Systems, Series A, 3.890%, 10/2/06	$3,200,000
4,000,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.890%, 10/2/06	4,000,000
700,000	A-1+	Texas Medical Center Project, Series B, FSA-Insured, SPA-JPMorgan Chase, 3.890%, 10/2/06	700,000

		Total Texas	7,900,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $11,765,000)	11,765,000

		TOTAL INVESTMENTS — 98.8% (Cost — $654,331,606#)	675,903,440
		Other Assets in Excess of Liabilities — 1.2%	8,294,068

		TOTAL NET ASSETS — 100.0%	$684,197,508

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, and extended settlements.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is currently in default.

(f)	Rating by Moody’s Investors Service.

(g)	Residual interest tax-exempt securities—coupon varies inversely with level of short-term tax-exempt interest rates.

(h)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(i)	Maturity date shown represents the mandatory tender date.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rating by Fitch Ratings Service.

(l)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 22 and 23 for definitions of ratings.

See Notes to Financial Statements.

20         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Abbreviations used in this schedule:
ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
CBI	— Certificate of Bond Insurance
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IFA	— Industrial Finance Agency
INDLC	— Industrial Indemnity Company
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Fund
RITES	— Residual Interest Tax-Exempt Securities
Radian	— Radian Assets Assurance
SPA	— Standby Bond Purchase Agreement
USD	— Unified School District
XLCA	— XL Capital Assurance Inc.

Summary of Investments by Industry* (unaudited)

Pre-Refunded	28.7%
General Obligation	11.6
Hospitals	11.4
Utilities	9.2
Escrowed to Maturity	8.9
Transportation	7.0
Public Facilities	4.1
Education	4.0
Water & Sewer	3.2
Tax Allocation	2.4
Pollution Control	2.3
Other	7.2

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2006 and are subject to change.

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         21

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC,

CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

22         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC

and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG 1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         23

Statement of Assets and Liabilities (September 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $654,331,606)	$675,903,440
Interest receivable	10,689,862
Receivable for Fund shares sold	2,962,014
Receivable for securities sold	1,530,030
Receivable from broker — variation margin on open futures contracts	59,531
Prepaid expenses	110,287
Other assets	28,745

Total Assets	691,283,909

LIABILITIES:
Payable for securities purchased	3,181,721
Payable for Fund shares repurchased	2,631,053
Distributions payable	785,554
Investment management fee payable	277,049
Distribution fees payable	61,665
Due to custodian	33,617
Deferred compensation payable	12,608
Trustees’ fees payable	4,270
Accrued expenses	98,864

Total Liabilities	7,086,401

Total Net Assets	$684,197,508

NET ASSETS:
Par value (Note 6)	$107,124
Paid-in capital in excess of par value	712,589,980
Undistributed net investment income	196,999
Accumulated net realized loss on investments and futures contracts	(50,061,391)
Net unrealized appreciation on investments and futures contracts	21,364,796

Total Net Assets	$684,197,508

Shares Outstanding:
Class A	66,353,902

Class B	488,109

Class C	37,223,993

Class O	3,058,160

Net Asset Value:
Class A (and redemption price)	$6.38

Class B *	$6.38

Class C (and redemption price)	$6.39

Class O *	$6.39

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.00%)	$6.51

*	Redemption price is NAV of Class B and O shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

24         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Statement of Operations (For the six months ended September 30, 2006) (unaudited)

INVESTMENT INCOME:
Interest	$15,885,622

EXPENSES:
Investment management fee (Note 2)	1,639,211
Distribution fees (Notes 2 and 4)	1,242,800
Registration fees	44,622
Transfer agent fees (Note 4)	32,888
Shareholder reports (Note 4)	25,313
Audit and tax	17,678
Legal fees	14,943
Insurance	9,376
Trustees’ fees	5,959
Custody fees	2,291
Miscellaneous expenses	3,856

Total Expenses	3,038,937
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(34,000)

Net Expenses	3,004,937

Net Investment Income	12,880,685

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(1,158,533)
Futures contracts	3,058,500

Net Realized Gain	1,899,967

Change in Net Unrealized Appreciation/Depreciation From:
Investments	4,955,936
Futures contracts	(1,274,382)

Change in Net Unrealized Appreciation/Depreciation	3,681,554

Net Gain on Investments and Futures Contracts	5,581,521

Increase in Net Assets From Operations	$18,462,206

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         25

Statements of Changes in Net Assets

For the six months ended September 30, 2006 (unaudited) and the year ended March 31, 2006

	September 30	March 31
OPERATIONS:
Net investment income	$12,880,685	$28,567,690
Net realized gain (loss)	1,899,967	(5,673,614)
Change in net unrealized appreciation/depreciation	3,681,554	(4,095,514)

Increase in Net Assets From Operations	18,462,206	18,798,562

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(12,848,820)	(29,386,994)

Decrease in Net Assets From Distributions to Shareholders	(12,848,820)	(29,386,994)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	137,371,347	272,364,021
Reinvestment of distributions	8,068,290	19,024,705
Cost of shares repurchased	(149,601,593)	(367,784,483)

Decrease in Net Assets From Fund Share Transactions	(4,161,956)	(76,395,757)

Increase (Decrease) in Net Assets	1,451,430	(86,984,189)
NET ASSETS:
Beginning of period	682,746,078	769,730,267

End of period*	$684,197,508	$682,746,078

* Includes undistributed net investment income of:	$196,999	$165,134

See Notes to Financial Statements.

26         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares(1)	2006(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$ 6.33		$ 6.42	$ 6.59	$ 6.57	$ 6.40	$ 6.51

Income (Loss) From Operations:
Net investment income	0.13		0.26	0.28	0.29	0.31	0.34
Net realized and unrealized gain (loss)	0.05		(0.09)	(0.17)	0.01	0.17	(0.10)

Total Income From Operations	0.18		0.17	0.11	0.30	0.48	0.24

Less Distributions From:
Net investment income	(0.13)		(0.26)	(0.28)	(0.28)	(0.31)	(0.35)

Total Distributions	(0.13)		(0.26)	(0.28)	(0.28)	(0.31)	(0.35)

Net Asset Value, End of Period	$ 6.38		$ 6.33	$ 6.42	$ 6.59	$ 6.57	$ 6.40

Total Return(3)	2.91%		2.78%	1.68%	4.67%	7.64%	3.70%

Net Assets, End of Period (millions)	$423		$404	$403	$376	$364	$284

Ratios to Average Net Assets:
Gross expenses	0.69	%(4)	0.70%	0.70%	0.70%	0.75%	0.72%
Net expenses(5)	0.69	(4)(6)	0.70 (6)	0.69 (6)	0.70	0.75	0.72
Net investment income	4.15	(4)	4.05	4.31	4.36	4.64	5.26

Portfolio Turnover Rate	10%		11%	19%	27%	57%	53%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2006 (unaudited).

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of an expense limitation, the ratio of expenses to average net assets of Class A may not exceed 0.85%.

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         27

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class B Shares(1)	2006(2)		2006	2005	2004	2003(3)
Net Asset Value, Beginning of Period	$ 6.32		$ 6.41	$ 6.59	$ 6.57	$ 6.57

Income (Loss) From Operations:
Net investment income	0.11		0.22	0.25	0.26	0.05
Net realized and unrealized gain (loss)	0.06		(0.08)	(0.18)	0.01	0.02

Total Income From Operations	0.17		0.14	0.07	0.27	0.07

Less Distributions From:
Net investment income	(0.11)		(0.23)	(0.25)	(0.25)	(0.07)

Total Distributions	(0.11)		(0.23)	(0.25)	(0.25)	(0.07)

Net Asset Value, End of Period	$ 6.38		$ 6.32	$ 6.41	$ 6.59	$ 6.57

Total Return(4)	2.77%		2.24%	1.03%	4.18%	1.07%

Net Assets, End of Period (000s)	$3,114		$3,996	$6,925	$6,401	$4,084

Ratios to Average Net Assets:
Gross expenses	1.29	%(5)	1.24%	1.22%	1.18%	1.31	%(5)
Net expenses(6)	1.26	(5)(7)	1.23 (7)	1.21 (7)	1.18	1.31	(5)
Net investment income	3.60	(5)	3.49	3.79	3.87	4.14	(5)

Portfolio Turnover Rate	10%		11%	19%	27%	57%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2006 (unaudited).

(3)	For the period January 13, 2003 (inception date) to March 31, 2003.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of an expense limitation, the ratio of expenses to average net assets of Class B may not exceed 1.35%.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class C Shares(1)	2006(2)		2006	2005	2004	2003	2002(3)
Net Asset Value, Beginning of Period	$ 6.34		$ 6.43	$ 6.60	$ 6.58	$ 6.41	$ 6.46

Income (Loss) From Operations:
Net investment income	0.11		0.22	0.24	0.25	0.27	0.08
Net realized and unrealized gain (loss)	0.05		(0.09)	(0.17)	0.01	0.17	(0.04)

Total Income From Operations	0.16		0.13	0.07	0.26	0.44	0.04

Less Distributions From:
Net investment income	(0.11)		(0.22)	(0.24)	(0.24)	(0.27)	(0.09)

Total Distributions	(0.11)		(0.22)	(0.24)	(0.24)	(0.27)	(0.09)

Net Asset Value, End of Period	$ 6.39		$ 6.34	$ 6.43	$ 6.60	$ 6.58	$ 6.41

Total Return(4)	2.60%		2.15%	1.05%	4.02%	6.99%	0.58%

Net Assets, End of Period (millions)	$238		$254	$327	$351	$322	$184

Ratios to Average Net Assets:
Gross expenses	1.31	%(5)	1.33%	1.33%	1.30%	1.35%	1.32	%(5)
Net expenses(6)	1.29	(5)(7)	1.33 (7)	1.32 (7)	1.30	1.35	1.32	(5)
Net investment income	3.56	(5)	3.41	3.68	3.75	4.02	4.68	(5)

Portfolio Turnover Rate	10%		11%	19%	27%	57%	53%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2006 (unaudited).

(3)	For the period December 19, 2001 (inception date) to March 31, 2002.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of an expense limitation, the ratio of expenses to average net assets of Class C may not exceed 1.45%.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         29

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class O Shares(1)	2006(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$ 6.34		$ 6.42	$ 6.60	$ 6.58	$ 6.41	$ 6.52

Income (Loss) From Operations:
Net investment income	0.13		0.24	0.26	0.27	0.29	0.33
Net realized and unrealized gain (loss)	0.05		(0.07)	(0.18)	0.02	0.18	(0.11)

Total Income From Operations	0.18		0.17	0.08	0.29	0.47	0.22

Less Distributions From:
Net investment income	(0.13)		(0.25)	(0.26)	(0.27)	(0.30)	(0.33)

Total Distributions	(0.13)		(0.25)	(0.26)	(0.27)	(0.30)	(0.33)

Net Asset Value, End of Period	$ 6.39		$ 6.34	$ 6.42	$ 6.60	$ 6.58	$ 6.41

Total Return(3)	2.82%		2.69%	1.27%	4.42%	7.38%	3.48%

Net Assets, End of Period (000s)	$19,553		$21,114	$26,308	$31,414	$35,079	$39,009

Ratios to Average Net Assets:
Gross expenses	0.89	%(4)	0.92%	0.93%	0.93%	0.98%	0.95%
Net expenses(5)	0.87	(4)(6)	0.92 (6)	0.93 (6)	0.93	0.98	0.95
Net investment income	3.99	(4)	3.82	4.08	4.13	4.42	5.04

Portfolio Turnover Rate	10%		11%	19%	27%	57%	53%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2006 (unaudited).

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of an expense limitation, the ratio of expenses to average net assets of Class O may not exceed 1.05%.

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Intermediate-Term Municipals Fund (formerly known as Legg Mason Partners Limited Term Municipals Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitution for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults

Legg Mason Partners Intermediate—Term Municipals Fund 2006 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

For a portion of the period of this report, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated daily and paid monthly at an annual rate of 0.50% of the Fund’s average daily net assets.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. The Fund’s investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended September 30, 2006, the Fund’s Class A, B, C and O shares had voluntary expense limitations in place of 0.85%, 1.35%, 1.45% and 1.05%, respectively.

32         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

During the six months ended September 30, 2006, SBFM and LMPFA reimbursed expenses amounting to $34,000.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.

There is a maximum initial sales charge of 2.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class O shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 0.50% CDSC, which applies if redemption occurs within six months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2006, LMIS and its affiliates did not receive any sales charges from the Fund’s Class A shares. In addition, for the six months ended September 30, 2006, there was no CDSCs paid to LMIS and its affiliates.

Effective November 20, 2006, the maximum initial sales charge on Class A shares of the Fund increased from 2.00% to 2.25% for shares purchased on or after that date.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Trustees voted to discontinue offering the Plan to its members, effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2006, the Fund had accrued $12,608 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$62,706,522

Sales	64,225,427

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         33

Notes to Financial Statements (unaudited) (continued)

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,097,973
Gross unrealized depreciation	(1,526,139)

Net unrealized appreciation	$21,571,834

At September 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 10 Year Notes	635	12/06	$68,412,650	$68,619,688	$(207,038)

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B, C and O shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, C and O shares calculated at the annual rate of 0.50%, 0.60% and 0.20% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$293,274	$13,107	$10,062
Class B	11,938	1,030	940
Class C	901,799	18,329	14,130
Class O	35,789	422	181

Total	$1,242,800	$32,888	$25,313

LMIS and CGM have agreed to reimburse the Fund for any amount which exceeds the payments made by the Fund with respect to the distribution plan for Class A shares over the cumulative unreimbursed amounts spent by LMIS and CGM in performing their services under the distribution plan. During the six months ended September 30, 2006, no reimbursement was required.

34         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Distributions to Shareholders by Class

	Six Months Ended September 30, 2006	Year Ended March 31, 2006†
Net Investment Income:
Class A	$8,104,313	$17,875,576
Class B	65,893	217,114
Class C	4,271,270	10,301,038
Class O	407,344	918,727
Class Y	—	74,539

Total	$12,848,820	$29,386,994

†	On June 28, 2005 Class Y shares were redeemed.

6.	Shares of Beneficial Interest

At September 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Class O shares are available for purchase only by former Class C shareholders.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2006		Year Ended March 31, 2006†
	Shares	Amount	Shares	Amount
Class A
Shares sold	15,297,382	$97,149,421	25,208,534	$160,800,738
Shares issued on reinvestment	760,365	4,821,833	1,728,143	10,990,447
Shares repurchased	(13,566,017)	(85,902,590)	(25,798,142)	(164,111,164)

Net Increase	2,491,730	$16,068,664	1,138,535	$7,680,021

Class B
Shares sold	9,466	$59,919	162,026	$1,032,987
Shares issued on reinvestment	4,238	26,852	13,517	85,946
Shares repurchased	(157,413)	(998,838)	(623,416)	(3,961,140)

Net Decrease	(143,709)	$(912,067)	(447,873)	$(2,842,207)

Class C
Shares sold	6,319,893	$40,136,802	17,293,519	$110,522,030
Shares issued on reinvestment	467,584	2,969,464	1,159,505	7,388,364
Shares repurchased	(9,563,664)	(60,693,174)	(29,382,539)	(187,506,648)

Net Decrease	(2,776,187)	$(17,586,908)	(10,929,515)	$(69,596,254)

Class O
Shares sold	3,988	$25,205	1,293	$8,266
Shares issued on reinvestment	39,389	250,141	87,903	559,948
Shares repurchased	(316,383)	(2,006,991)	(852,777)	(5,441,840)

Net Decrease	(273,006)	$(1,731,645)	(763,581)	$(4,873,626)

Class Y
Shares repurchased	—	—	(1,061,804)	$(6,763,691)

Decrease	—	—	(1,061,804)	$(6,763,691)

†	On June 28, 2005 Class Y shares were redeemed.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         35

Notes to Financial Statements (unaudited) (continued)

7.	Capital Loss Carryforward

As of March 31, 2006, the Fund had a net capital loss carryforward of approximately $49,341,817, of which $9,495,115 expires in 2008, $5,514,817 expires in 2009, $214,462 expires in 2010, $5,537,751 expires in 2011, $2,616,935 expires in 2012, $21,747,281 expires in 2013 and $4,215,456 expires in 2014. These amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alter-natives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be

36         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         37

Notes to Financial Statements (unaudited) (continued)

Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defend-ants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including Legg Mason Partners Intermediate-Term Municipals Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

38         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

11.	Additional Shareholder Information

The Fund’s Board approved certain share class modifications which, among other things, will standardize share class features for all equity and fixed income funds in the fund complex. The features standardized include such things as sales loads, distribution charges and other costs. These modifications were implemented on November 20, 2006.

The Fund’s Board also approved a number of initiatives designed to streamline and restructure the fund complex, and authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders have been asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also have been asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters were sent to shareholders. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

12.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         39

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on June 22, 2006, the Fund’s Board, including a majority of the Board members who are not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any subadviser or proposed subadviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Fund and the Manager. The Fund’s Board, including a majority of the Independent Board Members, also approved a new subadvisory agreement between the Manager and Western Asset Management Company (the “Subadviser”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreement replaced the Fund’s prior management agreement with Smith Barney Fund Management LLC and were entered into in connection with an internal reorganization of the Manager’s, prior manager’s and Subadviser’s parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to the Fund, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Fund. The Board members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio manager that would be primarily responsible for the day-to-day management of the Fund. The Board members noted that the portfolio manager responsible for day-to-day management of the Fund would not change.

The Board members received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager under the New Management Agreement and by the Subadviser under the New Subadvisory Agreement. The Board members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board members’ knowledge and familiarity gained as Fund Board members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreement were acceptable.

The Board members also received and considered performance information for the Fund as well as comparative information with respect to a peer group of funds (the

“Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board members were provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included in

40         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

the Performance Universe. The Board members noted that they had received and discussed with management, at periodic intervals, information comparing the Fund’s performance against, among other things, its benchmark. Based on the Board members’ review, which included careful consideration of the factors noted above, the Board members concluded that the performance of the Fund, under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreement.

The Board members reviewed and considered the management fee that would be payable by the Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager. Additionally, the Board members received and considered information comparing the Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board members noted that the Manager, and not the Fund, will pay the subadvisory fee to the Subadviser. The Board members determined that the Fund’s management fee and the Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the New Management Agreement and the New Subadvisory Agreement.

The Board members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Fund and other factors considered, they determined that the management fee was reasonable. The Board members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Fund’s prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreement.

The Board members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board members further noted that the terms and conditions of the New Management Agreement are substantially

Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report         41

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

identical to those of the Fund’s previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreement. No single factor reviewed by the Board members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

42         Legg Mason Partners Intermediate-Term Municipals Fund 2006 Semi-Annual Report

Legg Mason Partners Intermediate-Term Municipals Fund

TRUSTEES Lee Abraham Jane F. Dasher Donald R. Foley R. Jay Gerken, CFA Chairman Richard E. Hanson, Jr. Paul Hardin Roderick C. Rasmussen John P. Toolan

INVESTMENT MANAGER

Legg Mason Partners Fund
Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Municipal Funds — Legg Mason Partners Intermediate— Term Municipals Fund, but it may also be used as sales literature when preceded or accompanied by a current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason

Investors Services, LLC

Member NASD, SIPC

FD0804 0906	SR06-181

Legg Mason Partners

Intermediate-Term Municipals Fund

The Fund is a separate investment fund of the Legg Mason Partners Municipal Funds, a Massachusetts business trust.

LEGG MASON PARTNERS MUNICIPAL FUNDS

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and how information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund’s former Smith Barney Muni Funds — Limited Term Municipals Fund.

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

Exhibit 99.CODE ETH

(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Municipal Funds

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Municipal Funds

Date: December 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Municipal Funds

Date: December 8, 2006

By:	/s/ Robert J. Brault
(Robert J. Brault)
Chief Financial Officer of
Legg Mason Partners Municipal Funds

Date: December 8, 2006